Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Prospectus Date	rr_ProspectusDate	Jan. 25, 2022
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2022